Income Taxes	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Income Taxes Disclosure

12. INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.  The Subsidiaries or VIEs in the PRC are subject to PRC Enterprise Income Tax at a corporate income tax rate of 25%. There are no reduced tax rates afforded to the Group’s PRC entities.

Provision (benefit) for income taxes is as follows for each annual period.

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

Current income tax expense (benefit)	—	—	—
Deferred income tax expense (benefit)	—	(4,826,059)	—
	—	(4,826,059)	—

During the year ended December 31, 2013, the deferred tax benefit recognized related to the derecognition of remaining deferred tax liabilities associated with the Group’s full impairment of remaining intangible assets (Note 5).  The principal components of deferred tax assets and liabilities are as follows:

	December 31, 2013	December 31, 2014
Current deferred tax assets (liabilities):
Cost and expense accruals	847,197	1,352,773
Revenue recognition	84,241	401,436
Less: valuation allowance	(931,438)	(1,754,209)
Current deferred tax assets, net	—	—

Non-current deferred tax assets (liabilities):
Depreciation and amortization	72,477	92,195
Net operating loss carry forwards	25,247,628	22,017,057
Less: valuation allowance	(25,320,105)	(22,109,252)
Non-current deferred tax assets, net	—	—

Intangible assets	—	—
Non-current deferred tax liabilities	—	—

A reconciliation between the PRC statutory income tax rate of 25% and the Company’s effective tax rate is as follows. The primary driver of the Company’s effective tax rate is the adjustments to the valuation allowance for deferred tax assets that are, as assessed under ASC 740, likely to not be realized in the foreseeable future. The primary drivers of the Company’s effective tax rate for 2013 are non-deductible impairment charges for intangible assets and goodwill (Notes 5 and 7), as well as the derecognition of deferred tax liabilities in relation thereto which is included in the preceding table containing the components of current and deferred tax expense (benefit).

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

Statutory tax rate	25.0%	25.0%	25.0%
Differential statutory tax rates	(4.7)%	(5.0)%	(1.4)%
Non-deductible expenses	(1.5)%	(14.8)%	(1.1)%
Change in deferred tax liabilities	—	12.3%	—
Change in valuation allowance	(18.8)%	(5.2)%	(22.5)%
Effective tax rate	0.0%	12.3%	0.0%

The movement of valuation allowances were as follows:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

At beginning of year	(22,836,709)	(24,303,518)	(26,251,543)
Current year additions	(1,415,765)	(1,239,840)	(71,991)
Current year reversals	180,965	—	1,879,698
Effect of exchange rate changes	(232,009)	(708,185)	580,375
	(24,303,518)	(26,251,543)	(23,863,461)

At December 31, 2013 and 2014, tax loss carry forwards (on a gross basis prior to measurement via the tax rate) amounted to approximately $101.0 million and $88.1 million, respectively, which will expire in various years through 2018. The Company’s tax loss carry forwards exist only in the PRC, where the carry forward period is limited to five years.  The Company determines whether or not a valuation allowance is required at the level of each taxable entity within a tax jurisdiction. A valuation allowance of $26,251,543 and $23,863,461 has been established as of December 31, 2013 and 2014, respectively, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future. At December 31, 2013 and 2014, all of the Company’s deferred tax assets were fully reserved through valuation allowances.

As noted in Note 2(23), the Company accounts for the financial statement effects of uncertain tax positions under the provisions of ASC 740-10.  At December 31, 2013 and 2014, there were no liabilities for unrecognized tax benefits as the Company did not have any significant uncertain tax positions requiring recognition and measurement under ASC 740-10.

In accordance with the PRC EIT Law, dividends which arise from profits of foreign invested enterprises (“FIEs”) are subject to a 10% withholding income tax if and when remitted. Since there are no undistributed earnings of the Group’s subsidiaries located in the PRC that are available for distribution at December 31, 2013 and 2014 given the accumulated loss positions of the Group’s subsidiaries, no provision has been made for withholding taxes.  Further, the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business in the PRC.